Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
August 18, 2020
Via EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Variable Contracts Funds, Inc.
PRE 14A
File No. 811-01944
Dear Sir or Madam,
Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).
The Proxy Statement is being filed to solicit shareholders and contract owners of the LargeCap Growth Account I, a series of the Registrant (the "Account"), to approve a change to the diversification sub-classification of, and to change the related fundamental investment restriction for, the Account. It is our intent to file the Definitive 14A on August 28, 2020.
If you have questions, please call me at 515-247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant